INCOME TAXES - CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Income (loss) before income taxes
PRC	$ (7,888)	¥ (54,764)	¥ 154,095		¥ 218,060
Non-PRC	(2,035)	(14,132)	84,282		(118,860)
Income (Loss) before income taxes	(9,923)	(68,896)	238,377	[1]	99,200	[1]
Current and deferred portions of income tax expenses (benefits)
Current income tax expenses	5,940	41,243	70,820		14,989
Deferred income tax expenses (benefits)	(7,696)	(53,432)	(7,080)	[2]	12,906	[2]
Income tax expenses (benefits) for the year	$ (1,756)	¥ (12,189)	¥ 63,740	[1]	¥ 27,895	[1]

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)